Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Entity Central Index Key	0000063091
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000113374 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R6
Trading Symbol	MITJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class R6 shares of the Massachusetts Investors Trust (fund) provided a total return of 13.94%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.94%	11.80%	13.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[1]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002038 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R4
Trading Symbol	MITDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class R4 shares of the Massachusetts Investors Trust (fund) provided a total return of 13.85%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.85%	11.71%	12.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[2]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002049 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R3
Trading Symbol	MITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class R3 shares of the Massachusetts Investors Trust (fund) provided a total return of 13.56%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.56%	11.44%	12.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[3]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002048 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R2
Trading Symbol	MIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class R2 shares of the Massachusetts Investors Trust (fund) provided a total return of 13.27%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.27%	11.16%	12.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[4]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002046 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R1
Trading Symbol	MITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class R1 shares of the Massachusetts Investors Trust (fund) provided a total return of 12.69%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.69%	10.60%	11.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[5]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002044 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class I
Trading Symbol	MITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class I shares of the Massachusetts Investors Trust (fund) provided a total return of 13.86%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.86%	11.72%	12.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[6]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002043 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class C
Trading Symbol	MITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class C shares of the Massachusetts Investors Trust (fund) provided a total return of 12.74%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.74%	10.60%	11.80%
C with CDSC (1% for 12 months)×	11.77%	10.60%	11.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[7]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002042 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class B
Trading Symbol	MITBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class B shares of the Massachusetts Investors Trust (fund) provided a total return of 12.73%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.73%	10.60%	11.80%
B with CDSC (declining over six years from 4% to 0%)×	8.81%	10.35%	11.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[8]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000002037 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class A
Trading Symbol	MITTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Class A shares of the Massachusetts Investors Trust (fund) provided a total return of 13.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the consumer staples and financials sectors held back relative performance.
    The combination of security selection and an underweight position in the information technology sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.57%	11.43%	12.65%
A with initial sales charge (5.75%)	7.04%	10.12%	11.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,736,199,551
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 22,148,376	[9]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	6,736,199,551	Total Management Fee ($)#:	22,148,376
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.7%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.9%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.